Operating expenses (Narrative) (Details)	12 Months Ended
	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)
Disclosure Of Operating Expenses [Abstract]
Description of wage subsidy	Under this program, qualifying businesses can receive a subsidy for a portion of their employees' wages.	Under this program, qualifying businesses can receive a subsidy for a portion of their employees' wages.
Government wage subsidy	$ 167,388	$ 133,699	$ 85,455	$ 63,792
Government rent subsidy	$ 38,440	$ 30,613		$ 0